Income tax expense_Details of income tax expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Current tax expense
Current tax expense in respect of the current year	₩ 432,645		₩ 471,669	₩ 332,996
Adjustments recognized in the current period in relation to the current tax of prior periods	5,923		(5,209)	(22,138)
Sub total	438,568		466,460	310,858
Deferred tax expense
Changes in deferred tax assets (liabilities) relating to the temporary differences	314,655		(47,042)	(35,002)
Income tax expense	₩ 753,223	$ 676,811	₩ 419,418	₩ 275,856